Reserves - Disclosure of Outstanding Share Purchase Options (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value per option granted | $ / shares		$ 5.49		$ 5.85
Fair value of options issued during the year | $	$ 2		$ 2